Summary of Accounting Policies (Schedule of Changes in Accounting Policy Regarding Pension and Other Postretirement Benefits - Consolidated Statements of Cash Flows) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	$ 372	[1]	$ 427	[1]	$ 312	[1]
Pension and postretirement benefit expense	9	[1]	30	[1]	59	[1]
Pension and postretirement contributions	(288)	[1]	(209)	[1]	(81)	[1]
Actuarial (gain) loss on pension and postretirement plans	389	[1]	306	[1]	84	[1]
Deferred income taxes, net	(175)	[1]	(15)	[1]	(24)	[1]
Other liabilities	(24)	[1]	(101)	[1]	(60)	[1]
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	605		607		377
Pension and postretirement benefit expense	0		0		0
Pension and postretirement contributions	0		0		0
Actuarial (gain) loss on pension and postretirement plans	0		0		0
Deferred income taxes, net	(73)		93		15
Other liabilities	(249)		(262)		(102)
Effect of Change [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net earnings (loss)	(233)		(180)		(65)
Pension and postretirement benefit expense	9		30		59
Pension and postretirement contributions	(288)		(209)		(81)
Actuarial (gain) loss on pension and postretirement plans	389		306		84
Deferred income taxes, net	(102)		(108)		(39)
Other liabilities	$ 225		$ 161		$ 42

[1]	As Adjusted (Note 2)